Payables and Accrued Liabilities (Tables)	6 Months Ended
Jun. 30, 2020
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Payables and Accrued Liabilities
	June 30, 2020	December 31, 2019
	$	$
Trade accounts payable	436	1,087
Salaries, employment taxes and benefits	132	64
Accrued audit fees	208	216
PIP study payables	3	118
Accrued severance	171	427
Accrued offering costs (note 21)	480	—
Other accrued liabilities	267	236
	1,697	2,148